Consolidated Statement of Financial Position (Unaudited) - AUD ($)	Dec. 31, 2020	Jun. 30, 2020
Current assets
Cash and cash equivalents	$ 35,042,178	$ 9,196,892
Trade and other receivables	1,977,441	61,321
Other current assets	348,691	578,136
Total current assets	37,368,310	9,836,349
Non-current assets
Property, plant and equipment	29,580	39,503
Right-of-use assets	8,650	31,866
Total non-current assets	38,230	71,369
Total assets	37,406,540	9,907,718
Current liabilities
Trade and other payables	2,325,108	2,069,604
Provisions	708,011	612,039
Other current liabilities	9,110	32,879
Total current liabilities	3,042,229	2,714,522
Non-current liabilities
Provisions	8,089	41,514
Other non-current liabilities		868
Total non-current liabilities	8,089	42,382
Total liabilities	3,050,318	2,756,904
Net assets	34,356,222	7,150,814
EQUITY
Contributed equity	194,893,304	160,703,754
Reserves	2,443,841	866,121
Accumulated losses	(162,980,923)	(154,419,061)
Total equity	$ 34,356,222	$ 7,150,814